Derivative warrant liabilities (Details 1) - Derivative Warrant Liabilities [Member] - $ / shares	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
IfrsStatementLineItems [Line Items]
SharePrice	$ 0.41	$ 0.84
Risk-free interest rate		0.15%
Dividend yield	0.00%	0.00%
Expected volatility		51.00%
Remaining term (in years)		2 years 10 months 24 days
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Risk-free interest rate	0.19%
Expected volatility	60.00%
Remaining term (in years)	1 year 10 months 24 days
Top of range [member]
IfrsStatementLineItems [Line Items]
Risk-free interest rate	0.67%
Expected volatility	70.00%
Remaining term (in years)	4 years 4 months 24 days